Accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2016		December 31, 2017		December 31, 2018
Suppliers	Ps.	693,099	Ps.	784,533	Ps.	730,361
Advance payments from clients		70,215		108,853		139,576
Interest payable		69,917		87,168		84,224
Direct employee benefits		34,706		46,674		48,239
Others suppliers		182,387		26,864		141,380
Others		35,602		11,977		10,932
Total	Ps.	1,085,926	Ps.	1,066,069	Ps.	1,154,712